FI - Roll-forward of liabilities measured at fair value on recurring basis (Details 6) - Recurring basis - Due to banks and customer deposits - CHF (SFr) SFr in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Liabilities measured at fair value on a recurring basis for level 3
Fair value, liabilities	SFr 433	SFr 474	SFr 495	SFr 453
Bank
Liabilities measured at fair value on a recurring basis for level 3
Fair value, liabilities	SFr 433	SFr 474	SFr 495	SFr 453